Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	77,365,156		76,492,272		74,683,593
Denominator used for earnings per share	77,365,156		76,492,272		74,683,593
Earnings per share-basic	$ 1.96		$ 1.33		$ 0.85
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	77,365,156		76,492,272		74,683,593
Employee stock options	9,526,853	[1]	9,874,672	[1]
Denominator used for earnings per share	81,924,565		82,215,832		80,220,633
Earnings per share-diluted	$ 1.85		$ 1.24		$ 0.79
Common Class A
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	$ 104,055		$ 68,886		$ 41,731
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,028,506		51,849,923		49,385,264
Denominator used for earnings per share	53,028,506		51,849,923		49,385,264
Earnings per share-basic	$ 1.96		$ 1.33		$ 0.85
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	103,169		68,586		41,552
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	48,641		33,039		21,556
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,028,506		51,849,923		49,385,264
Conversion of Class B to Class A ordinary shares	24,336,650		24,642,349		25,298,329
Employee stock options	4,559,409		5,723,560		5,537,040
Denominator used for earnings per share	81,924,565		82,215,832		80,220,633
Earnings per share-diluted	$ 1.85		$ 1.24		$ 0.79
Common Class A | Stock Conversion After Conversion Period
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	151,810		101,625		63,108
Common Class B
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	47,755		32,739		21,377
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,642,349		25,298,329
Denominator used for earnings per share	24,336,650		24,642,349		25,298,329
Earnings per share-basic	$ 1.96		$ 1.33		$ 0.85
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	48,641		33,039		21,556
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,642,349		25,298,329
Employee stock options	1,912,500		2,086,667		2,102,500
Denominator used for earnings per share	26,249,150		26,729,016		27,400,829
Earnings per share-diluted	$ 1.85		$ 1.24		$ 0.79
Common Class B | Stock Conversion After Conversion Period
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	$ 48,641		$ 33,039		$ 21,556

[1]	Included both Class A and Class B ordinary shares.